Leases (Tables) - MSGE SPINCO, INC [Member]	12 Months Ended
Jun. 30, 2022
Lease Cost [Line Items]
Schedule of the rou assets and lease liabilities
The following table summarizes the ROU assets and lease liabilities recorded on the Company’s combined balance sheets as of June 30, 2022 and 2021:

	Line Item in the Company’s Combined Balance Sheets	June 30, 2022	June 30, 2021
Right-of-use assets:
Operating leases	Right-of-use lease assets	$271,154	$95,775
Lease liabilities:
Operating leases, current	Operating lease liabilities, current	(39,006)	(40,926)
Operating leases, noncurrent	Operating lease liabilities, non-current	(254,114)	(77,211)

Total lease liabilities		$(293,120)	$(118,137)

Schedule of the combined statements of operations
The following table summarizes the activity recorded within the Company’s combined statements of operations for Fiscal Years 2022, 2021 and 2020:

	Line Item in the Company’s Combined Statements of Operations	Years Ended June 30,
		2022	2021	2020
Operating lease cost	Direct operating expenses	$22,360	$20,138	$20,029
Operating lease cost	Selling, general and administrative expenses	9,782	9,773	11,891
Variable lease cost	Direct operating expenses	147	247	221
Variable lease cost	Selling, general and administrative expenses	41	39	47

Total lease cost		$32,330	$30,197	$32,188

Schedule of the future lease payments	The future lease payments related to this new lease for the next five fiscal years and thereafter are expected to be as follows:

Fiscal Year 2023	$—
Fiscal Year 2024	—
Fiscal Year 2025	10,121
Fiscal Year 2026	16,276
Fiscal Year 2027	39,207
Thereafter (Fiscal Year 2028 to Fiscal Year 2046)	838,789

Total lease payments	$904,393

Schedule of cash flow information related to operating leases
Supplemental cash flow information related to operating leases is as follows:

	Years Ended June 30,
	2022	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$33,312	$29,380	$37,081
Lease assets obtained in exchange for new lease obligations	$298,100	$—	$6,966

Schedule of the maturities of operating lease liabilities
Maturities of operating lease liabilities as of June 30, 2022 are as follows:

Fiscal year ending June 30, 2023	$40,730
Fiscal year ending June 30, 2024	45,047
Fiscal year ending June 30, 2025	30,951
Fiscal year ending June 30, 2026	11,409
Fiscal year ending June 30, 2027	22,666
Thereafter	253,699

Total lease payments	404,502
Less: imputed interest	111,382

Total lease liabilities	$293,120

Schedule of weighted average lease term and average discount rate
The weighted average remaining lease term and weighted average discount rate for our operating leases are as follows:

	June 30,
	2022	2021
Weighted average remaining lease term (i n years )	12.9	3.6
Weighted average discount rate	4.79%	4.42%